Simplify Treasury Option Income ETF
Schedule of Investments
March 31, 2026 (Unaudited)
1
Shares Value
U.S. Exchange-Traded Funds – 99.8%
Money Market ETFs - 99.8%
Simplify Government Money Market ETF(a)(b)
(Cost $411,225,714) ...................................................... 4,106,911 $ 410,937,515
Money Market Fund – 0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.54%(c)
(Cost $995,522) .......................................................... 995,522 995,522
Total Investments – 100.0%
(Cost $412,221,236) ............................................................ $ 411,933,037
Other Assets in Excess of Liabilities – 0.0%† ........................................... 162,160
Net Assets – 100.0% ............................................................. $ 412,095,197
Number of
Contracts Notional Amount
Written Options – (0.1)%
Puts – Exchange-Traded – (0.1)%
U.S. Long Bond, April Strike Price $109, Expires 4/24/26 ................ (700) $ (76,300,000) $ (131,250)
U.S. Long Bond, May Strike Price $106, Expires 5/22/26 ................ (600) (63,600,000) (150,000)
(281,250)
Calls – Exchange-Traded – (0.0)%†
U.S. Long Bond, April Strike Price $119, Expires 4/24/26 ................ (700) $ (83,300,000) $ (98,438)
U.S. Long Bond, April Strike Price $120, Expires 4/24/26 ................ (700) (84,000,000) (65,625)
(164,063)
Total Written Options (Premiums Received $839,805) .................................... $ (445,313)
† Less than 0.05%
(a) Affiliated fund managed by Simplify Asset Management Inc.
(b) A copy of the security's annual report to shareholders may be obtained without charge at www.simplify.us.
(c) Rate shown reflects the 7-day yield as of March 31, 2026.
Affiliates
Fiscal period to date transactions with companies which are or were affiliates are as follows:
Affiliate
Value at
beginning of
the period
Purchases
Cost
Sales
Proceeds
Net Realized
Gain/(Loss)
Net Change
in Unrealized
Appreciation/
Depreciation
Value at the
end of the
period
Number of
Shares at
the end of
the period
Dividend
Income
Capital
Gain
Distributions
Simplify
Government
Money
Market ETF $ — $ 450,551,715 $ (39,253,854) $ (72,147) $ (288,199) $ 410,937,515 4,106,911 $ 8,435,522 $ —
$ — $ 450,551,715 $ (39,253,854) $ (72,147) $ (288,199) $ 410,937,515 4,106,911 $ 8,435,522 $ —